Short-term investments (Details) - Schedule of continuity of short-term investments - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Continuity Of Short Term Investments Abstract
Balance	$ 143,914	$ 15,140,719
Interest earned		69,206
Interest received		(70,964)
Loss on fair value change		(318,915)
Disposition		(15,596,974)
Foreign currency translation impact		920,842
Gain on fair value change	48,484
Balance	$ 192,398	$ 143,914